Inventories - Changes in Inventories (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Changes in inventories of finished goods and work in progress	$ 270,345	$ 246,134	$ 209,410
Raw materials and consumables used	114,857	85,286	79,896
Total	$ 385,202	$ 331,420	$ 289,306